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April 19, 2010	Abu Dhabi Barcelona Beijing Brussels Chicago Doha Dubai Frankfurt Hamburg Hong Kong Houston London Los Angeles Madrid Milan	Moscow Munich New Jersey New York Orange County Paris Riyadh Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

VIA EDGAR AND FEDERAL EXPRESS

Sonia Gupta Barros, Esq.

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Excel Trust, Inc.
Amendment No. 3 to Registration Statement on Form S-11
Filed April 12, 2010
SEC File No. 333-164031

Dear Ms. Gupta Barros:

We are in receipt of the Staff’s letter dated April 19, 2010 with respect to the above-referenced Registration Statement on Form S-11 (as it may be amended or supplemented, the “S-11” or the “Registration Statement”). We are responding to the Staff’s comments on behalf of Excel Trust, Inc. (“Excel” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Excel is submitting (by EDGAR) Amendment No. 5 to the Registration Statement on Form S-11/A (the “S-11/A”), which is responsive to the Staff’s comments. Courtesy copies of this letter and the S-11/A (specifically marked to show the changes thereto) are being submitted to the Staff supplementally.

Excel’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the S-11/A. For ease of reference, we have set forth the Staff’s comments and Excel’s response for each item below. Page numbers referenced in Excel’s responses refer to page numbers in the marked copy of the S-11/A furnished supplementally to the Staff.

April 19, 2010

In preparing this response letter, we and the Company have tried to thoroughly explain both the reasons behind the responses and the revisions made to the S-11. We hope this will facilitate your review of the amended filing.

Principal Stockholders, page 153

1. We refer to the sentence that the beneficial ownership table includes shares of common stock into which operating partnership units are exchangeable immediately following the completion of the offering. As previously disclosed in the prospectus, however, operating partnership units are not redeemable until one year following the effective date of the offering. We also refer to footnote 3 to the table that the operating partnership units are exchangeable for shares of common stock under certain circumstances. Please clarify that the operating partnership units are not exchangeable for shares of common stock until one year following the completion of the offering.

Excel Response: The sentence in the opening paragraph on page 153 of the S-11/A has been revised to delete the notion that operating partnership units will be exchangeable for shares of common stock immediately following the completion of the offering and the Company’s formation transactions. In addition, footnote 3 has been revised to clarify that operating partnership units may be redeemed for cash, or at the Company’s option, exchanged for shares of common stock beginning on or after the date that is twelve months after the completion of the offering.

Underwriting, page 186

2. We note that you have agreed to pay the underwriters a “structuring fee” of 0.75% of the public offering price. Please tell us why you concluded that this structuring fee is not part of the underwriting discounts and commissions. Please also expand your disclosure to describe the nature of the structuring fee and the services being provided by the underwriters in consideration for the structuring fee. See Items 508(e) and 511 of Regulation S-K.

Excel Response: The S-11/A has been revised on page 187 to add disclosure that, in addition to underwriting discounts and commissions, the Company will pay a structuring fee. The structuring fee will be paid, as disclosed on pages 187 and 189 of the S-11/A, to Morgan Stanley & Co. Incorporated, Barclays Capital Inc., UBS Securities LLC and HFF Securities L.P. in connection with the preparation of financial metrics, analyses and materials relating to the Company’s contribution and acquisition properties. The structuring fee is equal to 0.75% of the public offering price in the aggregate and is not directly related to the individual underwriting efforts of Morgan Stanley, Barclays, UBS Securities and HFF Securities, but rather, is based on the success of the offering as a whole.

The structuring fee should not be characterized as underwriting discounts and commissions because the structuring fee is payable to Morgan Stanley, Barclays Capital, UBS Securities and HFF Securities as compensation for the structuring services that they provided to the Company, including their preparation of financial metrics, analyses and materials relating to the Company’s contribution and acquisition properties. These services were provided separate and apart from their activities as underwriters of the offering, and as such they will be paid a structuring fee separate and apart from the underwriting discounts and commissions that they will receive in their capacity as underwriters of the offering. In addition, Morgan Stanley, Barclays Capital, UBS Securities and HFF Securities comprise only four of the nine underwriters named in the prospectus, and none of the other underwriters will receive any structuring fee as they did not provide structuring services to the Company.

***

April 19, 2010

Please direct any questions or comments regarding the foregoing to the undersigned at (858) 523-5407. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Craig M. Garner
Craig M. Garner of LATHAM & WATKINS LLP

Enclosures

cc:	Kristina Aberg, Esq., Securities and Exchange Commission
William Demarest, Securities and Exchange Commission
Eric McPhee, Securities and Exchange Commission
Gary B. Sabin, Excel Trust, Inc.
Jay L. Bernstein, Esq., Clifford Chance US LLP
Andrew S. Epstein, Esq., Clifford Chance US LLP
Jeffrey D. Egertson, Deloitte & Touche LLP